ACQUISITION - Additional Information (Detail) - Acquired Companies - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 16, 2022
Business Acquisition [Line Items]
Percentage of acquired ownership					100.00%
Transaction costs					$ 1,700
Goodwill deductible for tax purposes					$ 7,000
Cash purchase price held in escrow	$ 3,450		$ 3,450
Payments to seller from escrow account		$ 600	600
Revenue of acquiree since acquisition date			45,700
Net income of acquiree since acquisition date			11,100
Selling, General and Administrative Expenses
Business Acquisition [Line Items]
Business combination transaction costs incurred	$ 1,400		$ 1,400	$ 300